Inventories (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Inventories [Abstract]
Raw materials	$ 848,279	$ 901,963
Finished goods	22,411	29,885
Work-in-progress	$ 29,740	$ 28,861